SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of year	$ 126,875
Additions charged to bad debt expense		116,402
Translation adjustments	(2,921)	10,473
Balance as of the end of year	$ 123,954	$ 126,875